Trade and Other Payables - Disclosure of Movement in the Liability for Annual Leave (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Oct. 01, 2020
Subclassifications of assets, liabilities and equities [abstract]
Balance at beginning of year	R 537	R 540
Benefits paid	(583)	(567)
Total expense per income statement	630	538
Translation (gain)/loss	(25)	26
Balance at end of year	731	537
Disclosure Of Non-Financial Assets And Liabilities [Line Items]
Leave liabilities	731	537
Mponeng operations and related assets
Subclassifications of assets, liabilities and equities [abstract]
Balance at beginning of year	R 0
Balance at end of year		0
Disclosure Of Non-Financial Assets And Liabilities [Line Items]
Leave liabilities		R 0	R 172